Stock Options and Warrants - Stock Options - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock options	$ 1,144,000		$ 1,144,000		$ 1,864,000	$ 3,367,000
Unrecognized compensation cost related to unvested shares expected to be recognized, weighted-average period			1 year 9 months 18 days		1 year 7 months 6 days	2 years 2 months 12 days
Stock-based compensation expense	$ 490,000	$ 441,000	$ 1,212,000	$ 1,291,000	$ 1,693,000	$ 2,361,000
2006 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted									15,000,000
Expiry of options			10 years		10 years
Options granted to employees, directors and consultants					15,000,000
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options that may be granted							18,000,000
Expiry of options			10 years		10 years
Options granted to employees, directors and consultants							18,000,000
Outside Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry of options			10 years
Options granted to employees, directors and consultants								10,257,593
Options vesting terms			50 months
2006 Plan and 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry of options					10 years
Options granted to employees, directors and consultants			4,304,000		1,491,500	2,398,000
Options vesting terms					50 months
2006 Plan and 2010 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiry of options			10 years
Options issued					10 years